Summary of Estimates of the Fair Values of Assets Acquired and the Liabilities Assumed Related To Acquisition Of Beijing Wits Medical Limited (Detail) (BeijingWits Medical Limited, USD $)
In Thousands, unless otherwise specified
	Feb. 15, 2012
BeijingWits Medical Limited
Business Acquisition [Line Items]
Property, plant and equipment	$ 137
Goodwill	15,139	[1]
Cash and cash equivalents	587
Accounts receivable	657
Other current assets	443
Non current assets	83
Current liabilities	(1,046)
Total	$ 16,000

[1]	Goodwill represents the acquisition of an established workforce with experience in clinical trial execution and regulatory processes in China.